January 29, 2010

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re: American Israel Shared Values Trust,  File Nos. 811-22119 and 333-146077

Ladies and Gentlemen:

On behalf of American Israeli Shared Values Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No.2 to the Trust’s Registration Statement (the “Amendment”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act of 1933 with respect to the American Israeli Shared Values Capital Appreciation Fund (the "Fund") to make changes to correspond to amendments to Form N-1A.

If you have any questions, please contact Marc Collins at (513) 352-6774.

Very truly yours,

s/THOMPSON HINE LLP

Thompson Hine LLP